Summarized Financial Information of Citizens Holding Company - Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Net income	$ 7,494		$ 6,931		$ 5,902
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense	(161)		(167)		(163)
(Increase) decrease in other assets	670		726		709
Net cash provided by operating activities	17,491		14,043		13,497
Cash flows from investing activities
Net cash provided by (used in) investing activities	98,616		(288,007)		(24,735)
Cash flows from financing activities
Dividends paid to shareholders	(5,370)		(5,363)		(4,874)
Proceeds from stock options			86
Net cash (used in) provided by financing activities	(79,179)		241,778		65,060
Citizens Holding Company [Member]
Cash flows from operating activities
Net income	7,494		6,931		5,902
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of the Bank	(3,995)		(1,260)		4,965
Stock compensation expense	161		167		163
(Increase) decrease in other assets	(60)		(100)		97
Net cash provided by operating activities	3,600		5,738		11,127
Cash flows from investing activities
Net cash paid in acquisition activities					(6,113)
Increase in ownership in subsidiary	(18,000)
Net cash provided by (used in) investing activities	(18,000)				(6,113)
Cash flows from financing activities
Dividends paid to shareholders	(5,370)		(5,363)		(4,874)
Proceeds from borrowings on secured line of credit	18,000
Proceeds from stock options			86
Net cash (used in) provided by financing activities	12,630		(5,277)		(4,874)
Net increase (decrease) in cash	(1,770)		461		140
Cash, beginning of year	2,197	[1]	1,736		1,596
Cash, end of year	$ 427	[1]	$ 2,197	[1]	$ 1,736

[1]	Fully or partially eliminates in consolidation.